INFORMATION ABOUT COMPONENTS OF EQUITY - Rizobacter Argentina and Insuagro (Details) - USD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Financial position
Current assets		$ 397,114,401	$ 297,705,126	$ 211,489,658
Non-current assets		420,944,757	220,515,235	183,100,299
Total assets		818,059,158	518,220,361	394,589,957
Current liabilities		298,712,534	222,665,752	168,037,855
Non-current liabilities		188,850,517	137,255,761	136,261,798
Total liabilities		487,563,051	359,921,513	304,299,653
Equity attributable to controlling interest		298,594,088	127,358,573	67,743,242
Equity attributable to non-controlling interest		31,902,019	30,940,275	22,547,062
Total equity		330,496,107	158,298,848	90,290,304	$ 60,749,482
Total liabilities and equity		818,059,158	518,220,361	394,589,957
Summary statements of comprehensive income or loss
Revenues		415,705,560	334,801,095	209,526,177
Initial recognition and changes in the fair value of biological assets at the point of harvest		610,554	6,388,030	2,826,255
Cost of sales		(235,457,053)	(208,364,095)	(118,641,803)
Gross margin		180,248,507	126,437,000	90,884,374
Research and development expenses		(15,345,315)	(6,947,460)	(5,617,655)
Selling, general and administrative expenses		(113,002,747)	(77,483,812)	(47,601,901)
Share of profit or loss of joint ventures and associates		1,198,628	1,144,418	997,429
Other income		1,084,892	(3,280,220)	(279,359)
Operating profit		54,183,965	39,869,926	38,382,888
Profit before income tax		19,105,947	14,063,630	10,530,548
Income tax expense		1,068,652	(17,972,534)	(14,351,170)
Result for the year		20,174,599	(3,908,904)	(3,820,622)
Foreign exchange differences on translation of foreign operations		678,401	32,635,104	10,076,208
Revaluation of property, plant and equipment, net of tax	[1]	(1,282,719)	(4,722,342)	(2,268,839)
Total comprehensive profit		$ 19,338,750	$ 31,263,346	$ 6,230,696
Rizobacter Argentina S.A.
Summarized financial information
Proportion of ownership interests held by non-controlling interests		20.00%	20.00%	20.00%
Financial position
Current assets		$ 335,866,177	$ 294,372,669	$ 175,906,282
Non-current assets		89,038,654	77,663,085	59,860,206
Total assets		424,904,831	372,035,754	235,766,488
Current liabilities		232,082,379	181,999,148	120,036,912
Non-current liabilities		93,498,026	98,070,280	57,480,984
Total liabilities		325,580,405	280,069,428	177,517,896
Equity attributable to controlling interest		99,323,049	91,965,153	58,246,057
Equity attributable to non-controlling interest		1,377	1,173	2,535
Total equity		99,324,426	91,966,326	58,248,592
Total liabilities and equity		424,904,831	372,035,754	235,766,488
Summary statements of comprehensive income or loss
Revenues		288,880,411	280,625,028	189,749,478
Initial recognition and changes in the fair value of biological assets at the point of harvest		(3,199,885)	3,973,780	1,552,746
Cost of sales		(178,970,954)	(176,497,573)	(106,636,141)
Gross margin		106,709,572	108,101,235	84,666,083
Research and development expenses		(3,851,144)	(3,190,439)	(3,208,904)
Selling, general and administrative expenses		(68,580,834)	(59,057,350)	(37,500,952)
Share of profit or loss of joint ventures and associates		222,364	611,989	481,442
Other income		361,639	113,378	507,246
Operating profit		34,861,597	46,578,813	44,944,915
Financial results		(25,356,667)	(12,668,145)	(11,032,748)
Profit before income tax		9,504,930	33,910,668	33,912,167
Income tax expense		(3,064,006)	(16,788,853)	(14,141,515)
Result for the year		6,440,924	17,121,815	19,770,652
Foreign exchange differences on translation of foreign operations		1,075,805	1,824,666	1,704,590
Revaluation of property, plant and equipment, net of tax		(1,435,739)	(5,308,610)	(2,682,457)
Total comprehensive profit		$ 6,080,990	$ 13,637,871	$ 18,792,785
Insumos Agroquimicos S.A.
Summarized financial information
Proportion of ownership interests held by non-controlling interests		38.68%	38.68%	49.90%
Financial position
Current assets		$ 46,335,283	$ 40,361,614	$ 23,293,521
Non-current assets		2,056,730	2,295,965	2,907,928
Total assets		48,392,013	42,657,579	26,201,449
Current liabilities		39,442,599	35,464,893	20,297,799
Non-current liabilities		1,242,098	118,460	1,341,613
Total liabilities		40,684,697	35,583,353	21,639,412
Total equity		7,707,316	7,074,226	4,562,037
Total liabilities and equity		48,392,013	42,657,579	26,201,449
Summary statements of comprehensive income or loss
Revenues		55,710,643	49,116,626	7,600,041
Cost of sales		(42,765,656)	(35,181,813)	(5,886,326)
Gross margin		12,944,987	13,934,813	1,713,715
Selling, general and administrative expenses		(7,931,425)	(7,894,444)	(1,065,147)
Other income		9,833	159,794	18,305
Operating profit		5,023,395	6,200,163	666,873
Financial results		(2,403,656)	(2,954,581)	(961,635)
Profit before income tax		2,619,739	3,245,582	(294,762)
Income tax expense		(1,053,372)	(1,421,973)	127,876
Result for the year		1,566,367	1,823,609	(166,886)
Foreign exchange differences on translation of foreign operations		(31,610)	733,029	180,519
Total comprehensive profit		$ 1,534,757	$ 2,556,638	$ 13,633

[1]	The tax effect of the revaluation of property, plant and equipment was $703,087 for the year ended June 30,2023, $2,837,650 for the year ended June 30, 2022 and ($1,389,643) for the year ended June 30, 2021.